Capital Stock (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Summary of Stock Option Information
A summary of the Company’s stock option activity and related information for the year ended December 31, 2025 is as follows:

	Options (#)	Weighted-Average Exercise Price ($)
Outstanding balance as at January 1, 2025	255,147	12.80
Granted	—	—
Exercised	(131,471)	13.04
Forfeited / expired	(3,652)	43.12
Outstanding balance as at December 31, 2025	120,024	11.62

Exercisable stock options - as at December 31, 2025(1)	120,024	11.62
(1)    As at December 31, 2025, the intrinsic values for outstanding exercisable stock options was $5.0 million, and the weighted-average remaining life of options vested was 2.4 years.

Share-Based Payment Arrangement, Restricted Stock Unit, Activity

	Year Ended		Year Ended		Year Ended
	December 31, 2025		December 31, 2024		December 31, 2023
	RSUs (#)	Weighted-Average Grant Date Fair Value ($)	RSUs (#)	Weighted-Average Grant Date Fair Value ($)	RSUs (#)	Weighted-Average Grant Date Fair Value ($)
Restricted stock units granted	112,026	47.22	47,150	71.41	71,887	36.63

A summary of the Company’s restricted stock unit activity (excluding dividend equivalents) and related information for the year ended December 31, 2025, is as follows:

	Outstanding RSUs		Non-vested RSUs
	RSUs (#)	Weighted-Average Grant Date Fair Value ($)	RSUs (#)	Weighted-Average Grant Date Fair Value ($)
Balance as at January 1, 2025	144,785	32.10	46,006	47.70
Granted	112,026	47.22	112,026	47.22
Vested	n/a	n/a	(44,059)	41.84
Settled(1)	(81,051)	33.75	n/a	n/a
Forfeited	—	—	—	—
Balance as at December 31, 2025(2)	175,760	40.97	113,973	49.49
Deferred RSUs – as at December 31, 2025(2)	61,788
(1)    During the year ended December 31, 2025, the Company issued 51,643 Class A common shares in settlement of RSUs, net of tax withholding (2024 - 92,775, 2023 - 86,754), equivalent to an aggregate fair value of $2.3 million (2024 - $6.0 million, 2023 - $3.3 million). The settlements pertained to RSUs that vested during the year and to RSUs that were previously deferred in prior periods and released in the current period.
(2)    Outstanding RSUs include non-vested RSUs, as well as RSUs that are vested but deferred. As at December 31, 2025, the Company's outstanding RSUs had an aggregate fair value of $9.4 million which included vested and deferred (i.e. non-forfeitable) restricted stock units with an aggregate fair value of $3.3 million.